UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC	27626-0575
(Address of principal executive offices)	(Zip code)

Keith Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

INSTITUTIONAL CLASS SHARES

JUNE 30, 2007

LETTER FROM THE PRESIDENT AND INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this semiannual report for the BB&T Equity Index Fund, covering the six-month period through June 30, 2007. Stock-market returns were volatile, but a spring rally pushed the S&P 500 Index to a 6.96% gain.

Stocks posted strong gains between January and late February. Private equity firms engaged in record levels of acquisitions, while public companies repurchased large volumes of shares. Both trends boosted stock prices by reducing the supply of outstanding shares and supporting investors’ confidence that valuations remained attractive. Healthy corporate profit growth and a solid economy also encouraged investors.

The market suffered a sharp decline in late February and early March, when signs emerged that the housing slump was deepening. In particular, investors worried about reports of increasing defaults on sub-prime mortgages, which are issued to homebuyers with weak finances. Market-watchers feared that housing weakness and rising defaults could harm consumer spending and lead to tighter credit requirements, both of which would likely drag down economic growth and corporate profits.

Stocks rebounded quickly, however, and posted strong returns through early June as the economy appeared to pick up steam, corporations generated further profit growth and public corporations and private-equity firms continued their acquisition spree. The market then pulled back as the economic outlook became cloudier.

Energy and materials stocks rode higher commodity prices to the market’s strongest gains. Telecommunications shares also performed well, as firms in that sector benefited from improving business fundamentals. Financial stocks lost ground, as investors worried about potential fallout from the sub-prime mortgage crisis, while investors’ concerns about softening consumer spending led to weak returns for consumer stocks.

Thank you for selecting the BB&T Equity Index Fund. We look forward to serving your investment needs.

Sincerely,

Keith F. Karlawish, CFA

President

BB&T Mutual Funds Group

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

The Fund is distributed by BB&T AM Distributors, Inc.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

Total	100.00%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Annualized Expense Ratio During Period 1/1/07 - 6/30/07
BB&T Equity Index Fund	Class A	$1,000.00	$1,062.30	$3.07	0.60%
	Class B	1,000.00	1,060.40	6.90	1.35%
	Class C	1,000.00	1,061.00	6.90	1.35%
	Institutional Class**	1,000.00	1.029.97	1.76	0.35%

*	Expenses are equal to the Fund’s annualized expense ratios during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
**	BB&T Equity Index Institutional Class Shares commenced operations May 1, 2007. The expenses paid during the period and expense ratio shown are for the period May 1, 2007 to June 30, 2007.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Annualized Expense Ratio During Period 1/1/07 - 6/30/07
BB&T Equity Index Fund	Class A	$1,000.00	$1,021.82	$3.01	0.60%
	Class B	1,000.00	1,018.10	6.76	1.35%
	Class C	1,000.00	1,018.10	6.76	1.35%
	Institutional Class**	1,000.00	1.023.06	1.76	0.35%

*	Expenses are equal to the Fund’s annualized expense ratios during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
**	BB&T Equity Index Institutional Class Shares commenced operations May 1, 2007. The expenses paid during the period and expense ratio shown are for the period May 1, 2007 to June 30, 2007.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$125,726,331
Receivable for capital shares issued	80,643

Total Assets	125,806,974

Liabilities:
Distributions payable	7,807
Payable for capital shares redeemed	4,025
Accrued expenses and other payables:
Administration fees	636
Compliance service fees	810
Distribution fees	35,114
Fund accounting fees	19,235
Transfer agency fees	11,830
Trustees fees	884
Other	18,351

Total Liabilities	98,692

Net Assets:
Capital	97,019,499
Accumulated net investment loss	(18,999)
Accumulated realized loss from investment transactions	(7,279,049)
Net unrealized appreciation on investments	35,986,831

Net Assets	$125,708,282

Net Assets
Class A Shares	$108,933,608
Class B Shares	14,560,481
Class C Shares	317,779
Institutional Class Shares	1,896,414

Total	$125,708,282

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	10,807,254
Class B Shares	1,469,422
Class C Shares	31,787
Institutional Class Shares	188,676

Total	12,497,139

Net Asset Value
Class A Shares — redemption price per share	$10.08
Class B Shares — offering price per share*	9.91
Class C Shares — offering price per share*	10.00
Institutional Class Shares — offering and redemption price per share	10.05

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$10.69

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Period Ended June 30, 2007 (Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$1,160,818	(a)
Interest income	51,567	(a)
Securities lending income	8,174	(a)
Expenses(b)	(32,300	)(a)

Net Investment Income Allocated from Master Portfolio	1,188,259

Expenses:
Distribution fees — Class A Shares	271,210
Distribution fees — Class B Shares	73,297
Distribution fees — Class C Shares	1,476
Administration fees	66,712
Professional fees	47,658
Fund accounting fees	18,470
Transfer agent fees	17,675
Printing fees	16,116
Custodian fees	3,120
Registration fees	2,975
Trustees fees	2,290
Compliance service fees	1,079
Insurance fees	515
Other	9,531

Gross expenses	532,124
Less expenses waived by the Administrator	(1,292)
Less expenses waived by the Distributor	(135,605)

Net Expenses	395,227

Net Investment Income	793,032

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains/(losses) from:
Investment transactions	(57,157	)(a)
In-kind redemptions	2,435,921	(a)
Futures contracts	114,012	(a)
Change in unrealized appreciation/depreciation from:
Investment transactions	4,814,133	(a)
Futures contracts	(71,260	)(a)

Net realized/unrealized gains/(losses) allocated from Master Portfolio	7,235,649

Change in net assets from operations	$8,028,681

(a)	Allocated from the S&P Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Period Ended June 30, 2007	For the Year Ended December 31, 2006
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$793,032	$1,933,615
Net realized gains (losses) from investment transactions and futures contracts	2,492,776	(884,119)
Change in unrealized appreciation/depreciation from investments and futures contracts	4,742,873	18,862,116

Change in net assets from operations	8,028,681	19,911,612

Distribution to Class A Shareholders:
Net investment income	(743,506)	(1,806,481)
Distributions to Class B Shareholders:
Net investment income	(50,126)	(112,413)
Distributions to Class C Shareholders:
Net investment income	(1,071)	(4,997)
Distributions to Institutional Class* Shareholders:
Net investment income	(7,884)	—

Change in net assets from shareholder distributions	(802,587)	(1,923,891)

Capital Transactions:
Proceeds from shares issued
Class A Shares	6,941,024	15,573,301
Class B Shares	307,592	656,553
Class C Shares	27,791	21,883
Institutional Class Shares	1,896,000	—
Distributions reinvested
Class A Shares	1,103,037	1,341,143
Class B Shares	78,928	82,235
Class C Shares	1,010	3,368
Institutional Class Shares	7,884	—
Value of shares redeemed
Class A Shares	(12,307,565)	(61,367,381)
Class B Shares	(1,443,582)	(2,140,942)
Class C Shares	(9,228)	(626,141)
Institutional Class Shares	—	—

Change in net assets from capital transactions	(3,397,109)	(46,455,981)

Change in net assets	3,828,985	(28,468,260)
Net Assets:
Beginning of period	121,879,297	150,347,557

End of period	$125,708,282	$121,879,297

Accumulated net investment loss	$(18,999)	$(9,444)

Share Transactions:
Issued
Class A Shares	714,540	1,771,968
Class B Shares	32,112	76,484
Class C Shares	2,822	2,497
Institutional Class Shares	187,891	—
Reinvested
Class A Shares	113,649	153,694
Class B Shares	8,276	9,538
Class C Shares	104	386
Institutional Class Shares	785	—
Redeemed
Class A Shares	(1,246,795)	(6,817,677)
Class B Shares	(148,869)	(249,242)
Class C Shares	(941)	(69,918)
Institutional Class Shares	—	—

Change in shares	(336,426)	(5,122,270)

*	Institutional Class Shares commenced operations May 1, 2007.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Period Ended June 30, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.52	$8.39	$8.14	$7.48	$5.90	$7.70

Investment Activities:
Net investment income(a)	0.07 (b)	0.12 (b)	0.11	0.11	0.08	0.06
Net realized and unrealized gains (losses) from investments(a)	0.56	1.14	0.25	0.66	1.58	(1.80)

Total from Investment Activities	0.63	1.26	0.36	0.77	1.66	(1.74)

Distributions:
Net investment income	(0.07)	(0.13)	(0.11)	(0.11)	(0.08)	(0.06)

Total Distributions	(0.07)	(0.13)	(0.11)	(0.11)	(0.08)	(0.06)

Net Asset Value — End of Period	$10.08	$9.52	$8.39	$8.14	$7.48	$5.90

Total Return (excludes sales charge)(c)	6.23%	15.15%	4.43%	10.23%	28.28%	(22.56)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$108,934	$106,833	$135,175	$139,833	$109,282	$56,661
Ratio of net expenses to average net assets(a)(d)	0.60%	0.58%	0.57%	0.49%	0.48%	0.55%
Ratio of net investment income to average net assets(a)(d)	1.37%	1.40%	1.32%	1.57%	1.31%	1.08%
Ratio of expenses to average net assets*(a)(d)	0.85%	0.84%	0.84%	0.96%	0.95%	1.05%
Portfolio turnover rate(c)(e)	3%	14%	10%	14%	8%	12%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Period Ended June 30, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.36	$8.25	$8.02	$7.37	$5.83	$7.60

Investment Activities:
Net investment income(a)	0.03 (b)	0.06 (b)	0.05	0.06	0.03	0.02
Net realized and unrealized gains (losses) from investments(a)	0.55	1.12	0.23	0.65	1.54	(1.77)

Total from Investment Activities	0.58	1.18	0.28	0.71	1.57	(1.75)

Distributions:
Net investment income	(0.03)	(0.07)	(0.05)	(0.06)	(0.03)	(0.02)

Total Distributions	(0.03)	(0.07)	(0.05)	(0.06)	(0.03)	(0.02)

Net Asset Value — End of Period	$9.91	$9.36	$8.25	$8.02	$7.37	$5.83

Total Return(c)	6.04%	14.35%	3.48%	9.48%	27.18%	(23.05)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$14,560	$14,765	$14,367	$15,207	$13,055	$8,678
Ratio of net expenses to average net assets(a)(d)	1.35%	1.33%	1.32%	1.23%	1.23%	1.30%
Ratio of net investment income to average net assets(a)(d)	0.62%	0.65%	0.57%	0.81%	0.54%	0.34%
Ratio of expenses to average net assets*(a)(d)	1.35%	1.34%	1.34%	1.45%	1.45%	1.56%
Portfolio turnover rate(c)(e)	3%	14%	10%	14%	8%	12%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Period Ended June 30, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$9.44	$8.32	$8.08	$7.42	$5.86	$7.56

Investment Activities:
Net investment income(a)	0.03 (b)	0.06 (b)	0.03	0.07	0.04	0.03 (d)
Net realized and unrealized gains (losses) from investments(a)	0.56	1.12	0.25	0.64	1.56	(1.70)

Total from Investment Activities	0.59	1.18	0.28	0.71	1.60	(1.67)

Distributions:
Net investment income	(0.03)	(0.06)	(0.04)	(0.05)	(0.04)	(0.03)

Total Distributions	(0.03)	(0.06)	(0.04)	(0.05)	(0.04)	(0.03)

Net Asset Value — End of Period	$10.00	$9.44	$8.32	$8.08	$7.42	$5.86

Total Return(c)	6.10%	14.28%	3.50%	9.46%	27.35%	(22.08)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$318	$281	$806	$808	$813	$776
Ratio of net expenses to average net assets(a)(d)	1.35%	1.32%	1.32%	1.23%	1.23%	1.30%
Ratio of net investment income to average net assets(a)(d)	0.62%	0.64%	0.59%	0.76%	0.52%	0.41%
Ratio of expenses to average net assets*(a)(d)	1.35%	1.33%	1.34%	1.45%	1.45%	1.56%
Portfolio turnover rate(c)(e)	3%	14%	10%	14%	8%	12%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Institutional Class Shares
Selected data for a share of beneficial interest outstanding throughout the period indicated.
For the Period May 1, 2007 to June 30, 2007(a)
(Unaudited)
Net Asset Value, Beginning of Period	$9.95

Investment Activities:
Net investment income(b)	0.08 (c)
Net realized and unrealized gains from investments(b)	0.06

Total from Investment Activities	0.14

Distributions:
Net investment income	(0.04)

Total Distributions	(0.04)

Net Asset Value — End of Period	$10.05

Total Return(d)	1.01%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$1,896
Ratio of net expenses to average net assets(b)(e)	0.35%
Ratio of net investment income to average net assets(b)(e)	1.58%
Ratio of expenses to average net assets*(b)(e)	0.36%
Portfolio turnover rate(d)(f)	3%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Class I shares of the Equity Index Fund commenced operations on May 1, 2007
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

June 30, 2007

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the of 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.44% in the net assets of the Master Portfolio at June 30, 2007.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class B Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. Certain purchases of Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”). As of May 1, 2007, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if the shares are redeemed within two years after purchase. For purchases of $1 million or more prior to May 1, 2007, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if the shares are redeemed in the first year after purchase. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Recent Accounting Standards—In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2007

(Unaudited)

impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of June 30, 2007, management has substantially completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements.

(B)	Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C)	Distributions to Shareholders—Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to that Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each fund or on another reasonable basis. Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Funds are allocated across BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

(F)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(H)	Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T AM” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T AM will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2007

(Unaudited)

investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T AM may receive an investment advisory fee from the Fund. For the six-months ended June 30, 2007, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T AM received no fees.

BB&T AM serves the administrator to the Trust pursuant to the Administration Agreement. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average daily net assets; 0.075% on the next $1.5 billion of average daily net assets; 0.6% on the next $1 billion of average daily net assets; and 0.04% of average daily net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. During the six-months ended June 30, 2007, BB&T AM voluntarily waived administration fees of $1,292, and these waivers are not subject to recoupment in subsequent fiscal periods. Effective April 23, 2007, pursuant to a sub-administration agreement with BB&T AM, PFPC Inc. (“PFPC”) serves as sub-administrator to the Trust subject to the general supervision of the Board and BB&T AM. For these services, PFPC is entitled to a fee, payable by BB&T AM. Prior to April 23, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”) served as sub-administrator to the Trust.

Effective April 23, 2007, PFPC Inc. serves as the Fund’s transfer agent and receives compensation by the Fund for these services. Expenses incurred are reflected on the Statement of Operations as “Transfer agent fees”. Prior to April 23, 2007, BISYS served as the Fund’s transfer agent.

On April 23, 2007, BB&T AM’s Chief Compliance Officer (“CCO”) also began to serve as the Fund’s CCO. Since April 23, 2007, the CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO. Prior to April 23, 2007, under a Compliance Services Agreement between the Fund and BISYS (the “CCO Agreement”), BISYS made an employee available to serve as the Fund’s CCO. Under the CCO Agreement, BISYS also provided infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Fund paid BISYS $560 for the six-months ended June 30, 2007 plus certain out of pocket expenses. Expenses incurred are reflected on the Statement of Operations as “Compliance service fees”.

Effective April 23, 2007, BB&T AM Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor pursuant to an Underwriting Agreement. Prior to April 23, 2007, BB&T Funds Distributor, Inc. (“BBTFDI”) served as distributor to the Fund. BBTFDI and the Distributor contractually agreed to waive 0.25% of the Class A shares distribution fees throughout the year. Distribution fees totaling $135,605 of were waived for the six-months ended June 30, 2007. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by the Distributors to pay banks, broker dealers and other institutions, including affiliates of the advisor. The Distributor, is entitled to receive commissions on sales of shares of the Fund. For the six-months ended June 30, 2007, BBTFDI and the Distributor received $16,213, and 2,217, respectively from commissions earned on sold shares of the Fund. Commissions paid to affiliated broker-dealers during the six-months ended June 30, 2007 were $15,745.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that the Fund will receive for the sale of the shares.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2007

(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the five Trustees who are non-interested persons (as defined in the 1940 Act) of the Trust serve on both the Board and the Audit Committee and are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman receive an annual retainer of $6,000 and $10,000, respectively. During the six-months ended June 30, 2007, actual Trustee compensation was $185,926 in total from the Trust, of which $2,655 was allocated to the Fund.

4.	Federal Income Taxes:

At December 31, 2006, the Fund’s most recent fiscal year end, the Fund has net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $264,610 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of distributions paid to shareholders of the Fund during the most recent fiscal year ended December 31, 2006, were as follows:

Distributions paid from:
Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
$1,903,635	$1,903,635	$1,903,635

*Total Distributions paid may differ from the Statement of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

Continued

BB&T FUNDS

Equity Index Fund

Other Information

June 30, 2007

(Unaudited)

Other	Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

Common Stocks (97.41%):
Security	Shares	Value
Advertising (0.17%):
Interpublic Group of Companies Inc. (The)(a)(b)	92,872	$1,058,741
Omnicom Group Inc.	69,842	3,696,039

		4,754,780

Aerospace & Defense (2.13%):
Boeing Co. (The)	162,180	15,595,229
General Dynamics Corp.	83,051	6,496,249
Goodrich Corp.(b)	25,555	1,522,056
L-3 Communications Holdings Inc.(b)	25,514	2,484,808
Lockheed Martin Corp.	72,809	6,853,511
Northrop Grumman Corp.	70,607	5,498,167
Raytheon Co.	90,883	4,897,685
Rockwell Collins Inc.(b)	34,478	2,435,526
United Technologies Corp.	205,299	14,561,858

		60,345,089

Agriculture (1.64%):
Altria Group Inc.	433,790	30,426,031
Archer-Daniels-Midland Co.	134,340	4,445,311
Monsanto Co.(b)	111,532	7,532,871
Reynolds American Inc.	35,001	2,282,065
UST Inc.(b)	32,833	1,763,460

		46,449,738

Airlines (0.08%):
Southwest Airlines Co.(b)	161,682	2,410,679

		2,410,679

Apparel (0.44%):
Coach Inc.(a)	75,727	3,588,703
Jones Apparel Group Inc.	22,672	640,484
Liz Claiborne Inc.(b)	20,949	781,398
Nike Inc. Class B	77,555	4,520,681
Polo Ralph Lauren Corp.(b)	12,453	1,221,764
VF Corp.(b)	18,226	1,669,137

		12,422,167

Auto Manufacturers (0.44%):
Ford Motor Co.(b)	385,873	3,634,924
General Motors Corp.(b)	115,579	4,368,886
PACCAR Inc.	50,734	4,415,887

		12,419,697

Auto Parts & Equipment (0.22%):
Goodyear Tire & Rubber Co. (The)(a)	41,316	1,436,144
Johnson Controls Inc.	40,343	4,670,509

		6,106,653

Banks (5.91%):
Bank of America Corp.	918,829	44,921,550
Bank of New York Co. Inc. (The)(b)	156,244	6,474,751
BB&T Corp.	111,163	4,522,111
Comerica Inc.	32,626	1,940,268
Commerce Bancorp Inc.	38,344	1,418,345
Compass Bancshares Inc.	26,479	1,826,521
Fifth Third Bancorp(b)	114,063	4,536,285
First Horizon National Corp.(b)	25,534	995,826
Huntington Bancshares Inc.	75,447	1,715,665
KeyCorp	82,035	2,816,262
M&T Bank Corp.	15,826	1,691,799
Marshall & Ilsley Corp.(b)	52,668	2,508,577

Common Stocks, continued
Security	Shares	Value
Banks, continued
Mellon Financial Corp.(b)	84,830	$3,732,520
National City Corp.	121,089	4,034,685
Northern Trust Corp.(b)	38,275	2,458,786
PNC Financial Services Group Inc. (The)	70,844	5,071,014
Regions Financial Corp.	149,042	4,933,290
State Street Corp.(b)	82,001	5,608,868
SunTrust Banks Inc.(b)	73,126	6,269,823
Synovus Financial Corp.	66,690	2,047,383
U.S. Bancorp(b)	362,329	11,938,741
Wachovia Corp.	394,365	20,211,206
Wells Fargo & Co.	685,978	24,125,846
Zions Bancorporation	22,159	1,704,249

		167,504,371

Beverages (2.02%):
Anheuser-Busch Companies Inc.	157,219	8,200,543
Brown-Forman Corp. Class B(b)	16,146	1,179,950
Coca-Cola Co. (The)	417,150	21,821,116
Coca-Cola Enterprises Inc.	56,780	1,362,720
Constellation Brands Inc. Class A(a)(b)	42,569	1,033,575
Molson Coors Brewing Co. Class B	9,317	861,450
Pepsi Bottling Group Inc.	27,577	928,793
PepsiCo Inc.	335,937	21,785,514

		57,173,661

Biotechnology (0.89%):
Amgen Inc.(a)	238,628	13,193,742
Biogen Idec Inc.(a)	59,034	3,158,319
Celgene Corp.(a)(b)	77,697	4,454,369
Genzyme Corp.(a)	53,706	3,458,666
Millipore Corp.(a)	11,260	845,513

		25,110,609

Building Materials (0.16%):
American Standard Companies Inc.	35,538	2,096,031
Masco Corp.(b)	80,794	2,300,205

		4,396,236

Chemicals (1.35%):
Air Products and Chemicals Inc.	45,016	3,617,936
Ashland Inc.	12,844	821,374
Dow Chemical Co. (The)(b)	195,888	8,662,167
Du Pont (E.I.) de Nemours and Co.(b)	189,895	9,654,262
Eastman Chemical Co.	16,934	1,089,364
Ecolab Inc.(b)	36,468	1,557,184
Hercules Inc.(a)	22,474	441,614
International Flavors & Fragrances Inc.(b)	15,978	833,093
PPG Industries Inc.	33,738	2,567,799
Praxair Inc.	65,990	4,750,620
Rohm & Haas Co.(b)	28,866	1,578,393
Sherwin-Williams Co. (The)(b)	22,658	1,506,077
Sigma-Aldrich Corp.	26,829	1,144,793

		38,224,676

Coal (0.15%):
CONSOL Energy Inc.(b)	37,143	1,712,664
Peabody Energy Corp.(b)	53,854	2,605,457

		4,318,121

Commercial Services (0.68%):
Apollo Group Inc. Class A(a)	28,383	1,658,419

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Commercial Services, continued
Block (H & R) Inc.	65,736	$1,536,250
Convergys Corp.(a)	28,199	683,544
Donnelley (R.R.) & Sons Co.	44,218	1,923,925
Equifax Inc.	29,014	1,288,802
McKesson Corp.	60,651	3,617,226
Monster Worldwide Inc.(a)	26,164	1,075,340
Moody’s Corp.	48,021	2,986,906
Robert Half International Inc.	34,709	1,266,878
Western Union Co.	157,703	3,284,953

		19,322,243

Computers (4.14%):
Affiliated Computer Services Inc. Class A(a)	22,827	1,294,747
Apple Inc.(a)	178,273	21,756,437
Cognizant Technology Solutions Corp.(a)	28,952	2,174,006
Computer Sciences Corp.(a)	35,038	2,072,498
Dell Inc.(a)	467,542	13,348,324
Electronic Data Systems Corp.	105,920	2,937,162
EMC Corp.(a)	441,829	7,997,105
Hewlett-Packard Co.	544,003	24,273,414
International Business Machines Corp.	281,719	29,650,925
Lexmark International Inc. Class A(a)	20,167	994,435
NCR Corp.(a)	36,237	1,903,892
Network Appliance Inc.(a)(b)	76,355	2,229,566
SanDisk Corp.(a)(b)	46,504	2,275,906
Sun Microsystems Inc.(a)	736,902	3,876,105
Unisys Corp.(a)(b)	68,634	627,315

		117,411,837

Cosmetics & Personal Care (1.80%):
Avon Products Inc.(b)	90,814	3,337,414
Colgate-Palmolive Co.	105,166	6,820,015
Estee Lauder Companies Inc. (The) Class A	26,094	1,187,538
Procter & Gamble Co.	649,699	39,755,082

		51,100,049

Distribution & Wholesale (0.11%):
Genuine Parts Co.(b)	34,947	1,733,371
Grainger (W.W.) Inc.	15,209	1,415,197

		3,148,568

Diversified Financial Services (8.11%):
American Express Co.	246,440	15,077,199
Ameriprise Financial Inc.	49,445	3,143,219
Bear Stearns Companies Inc. (The)(b)	24,223	3,391,220
Capital One Financial Corp.	84,790	6,650,928
Chicago Mercantile Exchange Holdings Inc.	7,252	3,875,179
CIT Group Inc.	40,489	2,220,012
Citigroup Inc.	1,020,869	52,360,371
Countrywide Financial Corp.	121,365	4,411,618
E*TRADE Financial Corp.(a)(b)	87,145	1,925,033
Federal Home Loan Mortgage Corp.	138,740	8,421,518
Federal National Mortgage Association	200,327	13,087,363
Federated Investors Inc. Class B	18,457	707,457
Franklin Resources Inc.	34,068	4,512,988

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Goldman Sachs Group Inc. (The)	84,967	$18,416,597
Janus Capital Group Inc.	42,026	1,170,004
JPMorgan Chase & Co.	708,384	34,321,205
Legg Mason Inc.(b)	26,859	2,642,388
Lehman Brothers Holdings Inc.	109,430	8,154,724
Merrill Lynch & Co. Inc.	180,831	15,113,855
Morgan Stanley	217,185	18,217,478
Rowe (T.) Price Group Inc.(b)	54,352	2,820,325
Schwab (Charles) Corp. (The)(b)	210,858	4,326,806
SLM Corp.	84,111	4,843,111

		229,810,598

Electric (3.11%):
AES Corp. (The)(a)	135,652	2,968,066
Allegheny Energy Inc.(a)	33,702	1,743,741
Ameren Corp.(b)	42,301	2,073,172
American Electric Power Co. Inc.	81,375	3,665,130
CenterPoint Energy Inc.	64,098	1,115,305
CMS Energy Corp.(b)	44,548	766,226
Consolidated Edison Inc.(b)	54,907	2,477,404
Constellation Energy Group Inc.	37,104	3,234,356
Dominion Resources Inc.	72,318	6,241,767
DTE Energy Co.	36,302	1,750,482
Duke Energy Corp.	258,027	4,721,894
Dynegy Inc. Class A(a)	79,340	748,970
Edison International	66,605	3,737,873
Entergy Corp.(b)	42,013	4,510,096
Exelon Corp.	138,307	10,041,088
FirstEnergy Corp.	65,105	4,214,247
FPL Group Inc.	83,191	4,720,257
Integrys Energy Group Inc.	15,344	778,401
PG&E Corp.	71,785	3,251,860
Pinnacle West Capital Corp.(b)	20,488	816,447
PPL Corp.	78,608	3,678,068
Progress Energy Inc.(b)	52,436	2,390,557
Public Service Enterprise Group Inc.	51,839	4,550,427
Southern Co. (The)(b)	153,983	5,280,077
TECO Energy Inc.(b)	42,072	722,797
TXU Corp.	94,417	6,354,264
Xcel Energy Inc.(b)	83,030	1,699,624

		88,252,596

Electrical Components & Equipment (0.30%):
Emerson Electric Co.	164,103	7,680,020
Molex Inc.(b)	28,459	854,055

		8,534,075

Electronics (0.45%):
Agilent Technologies Inc.(a)(b)	83,656	3,215,737
Applera Corp. — Applied Biosystems Group	37,353	1,140,761
Jabil Circuit Inc.	37,292	823,034
PerkinElmer Inc.	25,261	658,302
Solectron Corp.(a)	183,556	675,486
Tektronix Inc.	16,709	563,762
Thermo Fisher Scientific Inc.(a)	86,293	4,463,074
Waters Corp.(a)	20,728	1,230,414

		12,770,570

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Engineering & Construction (0.07%):
Fluor Corp.(b)	17,971	$2,001,430

		2,001,430

Entertainment (0.10%):
International Game Technology Inc.(b)	69,343	2,752,917

		2,752,917

Environmental Control (0.17%):
Allied Waste Industries Inc.(a)	50,926	685,464
Waste Management Inc.	109,393	4,271,797

		4,957,261

Food (1.79%):
Campbell Soup Co.	46,437	1,802,220
ConAgra Foods Inc.	104,058	2,794,998
Dean Foods Co.	27,471	875,501
General Mills Inc.	70,993	4,147,411
Heinz (H.J.) Co.	67,308	3,195,111
Hershey Co. (The)(b)	35,322	1,788,000
Kellogg Co.	51,243	2,653,875
Kraft Foods Inc.	335,283	11,818,726
Kroger Co.	146,597	4,123,774
McCormick & Co. Inc. NVS	26,498	1,011,694
Safeway Inc.(b)	90,564	3,081,893
Sara Lee Corp.	152,918	2,660,773
SUPERVALU Inc.	42,632	1,974,714
Sysco Corp.	126,333	4,167,726
Tyson Foods Inc. Class A	50,984	1,174,671
Whole Foods Market Inc.(b)	28,912	1,107,330
Wrigley (William Jr.) Co.(b)	45,021	2,490,112

		50,868,529

Forest Products & Paper (0.40%):
International Paper Co.(b)	92,943	3,629,424
MeadWestvaco Corp.	37,213	1,314,363
Plum Creek Timber Co. Inc.(b)	36,682	1,528,172
Temple-Inland Inc.	22,099	1,359,751
Weyerhaeuser Co.	42,903	3,386,334

		11,218,044

Gas (0.22%):
KeySpan Corp.	35,776	1,501,876
Nicor Inc.	8,873	380,829
NiSource Inc.(b)	55,293	1,145,118
Sempra Energy	53,555	3,172,063

		6,199,886

Hand & Machine Tools (0.10%):
Black & Decker Corp.	14,618	1,290,916
Snap-On Inc.	11,671	589,502
Stanley Works (The)	16,393	995,055

		2,875,473

Health Care — Products (2.90%):
Bard (C.R.) Inc.(b)	21,110	1,744,319
Bausch & Lomb Inc.	10,948	760,229
Baxter International Inc.	133,815	7,539,137
Becton, Dickinson and Co.	50,400	3,754,800
Biomet Inc.	49,991	2,285,589
Boston Scientific Corp.(a)(b)	242,549	3,720,702
Johnson & Johnson	597,569	36,822,202
Medtronic Inc.(b)	236,984	12,289,990

Common Stocks, continued
Security	Shares	Value
Health Care — Products, continued
Patterson Companies Inc.(a)(b)	28,028	$1,044,604
St. Jude Medical Inc.(a)(b)	72,203	2,995,702
Stryker Corp.(b)	61,123	3,856,250
Varian Medical Systems Inc.(a)	26,441	1,124,007
Zimmer Holdings Inc.(a)(b)	48,843	4,146,282

		82,083,813

Health Care — Services (1.37%):
Aetna Inc.	108,547	5,362,222
Coventry Health Care Inc.(a)(b)	32,504	1,873,856
Humana Inc.(a)	34,051	2,074,046
Laboratory Corp. of America Holdings(a)(b)	25,588	2,002,517
Manor Care Inc.	15,138	988,360
Quest Diagnostics Inc.(b)	32,510	1,679,141
Tenet Healthcare Corp.(a)(b)	95,718	623,124
UnitedHealth Group Inc.	276,005	14,114,896
WellPoint Inc.(a)	126,807	10,123,003

		38,841,165

Home Builders (0.17%):
Centex Corp.(b)	24,290	974,029
Horton (D.R.) Inc.(b)	56,495	1,125,945
KB Home	15,855	624,211
Lennar Corp. Class A(b)	28,266	1,033,405
Pulte Homes Inc.(b)	43,268	971,367

		4,728,957

Home Furnishings (0.12%):
Harman International Industries Inc.	13,353	1,559,630
Whirlpool Corp.	15,988	1,777,866

		3,337,496

Household Products & Wares (0.42%):
Avery Dennison Corp.(b)	19,357	1,286,853
Clorox Co. (The)(b)	31,134	1,933,421
Fortune Brands Inc.(b)	30,914	2,546,386
Kimberly-Clark Corp.	93,706	6,267,994

		12,034,654

Housewares (0.06%):
Newell Rubbermaid Inc.(b)	56,544	1,664,090

		1,664,090

Insurance (4.78%):
ACE Ltd.	66,526	4,159,206
AFLAC Inc.(b)	101,080	5,195,510
Allstate Corp. (The)	123,203	7,578,217
Ambac Financial Group Inc.(b)	21,649	1,887,576
American International Group Inc.	535,227	37,481,947
Aon Corp.	63,258	2,695,423
Assurant Inc.	20,609	1,214,282
Chubb Corp.	84,132	4,554,906
CIGNA Corp.	62,028	3,239,102
Cincinnati Financial Corp.(b)	35,503	1,540,830
Genworth Financial Inc. Class A(b)	90,296	3,106,182
Hartford Financial Services Group Inc. (The)	65,048	6,407,878
Lincoln National Corp.	57,856	4,104,883
Loews Corp.	93,383	4,760,665
Marsh & McLennan Companies Inc.(b)	113,405	3,501,946

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Insurance, continued
MBIA Inc.(b)	27,513	$1,711,859
MetLife Inc.	151,073	9,741,187
MGIC Investment Corp.	17,102	972,420
Principal Financial Group Inc.	55,116	3,212,712
Progressive Corp. (The)	155,380	3,718,243
Prudential Financial Inc.	97,612	9,490,815
SAFECO Corp.	22,968	1,429,988
Torchmark Corp.(b)	19,892	1,332,764
Travelers Companies Inc. (The)	139,701	7,474,003
Unum Group	69,954	1,826,499
XL Capital Ltd. Class A(b)	37,854	3,190,714

		135,529,757

Internet (1.74%):
Amazon.com Inc.(a)	63,598	4,350,739
eBay Inc.(a)	236,434	7,608,446
Google Inc. Class A(a)	44,957	23,529,595
IAC/InterActiveCorp(a)(b)	45,533	1,575,897
Symantec Corp.(a)	193,059	3,899,792
VeriSign Inc.(a)	50,202	1,592,909
Yahoo! Inc.(a)	250,169	6,787,085

		49,344,463

Iron & Steel (0.30%):
Allegheny Technologies Inc.(b)	20,796	2,181,084
Nucor Corp.	62,038	3,638,529
United States Steel Corp.	24,753	2,691,889

		8,511,502

Leisure Time (0.29%):
Brunswick Corp.(b)	18,920	617,360
Carnival Corp.(b)	90,954	4,435,827
Harley-Davidson Inc.	53,112	3,166,006

		8,219,193

Lodging (0.47%):
Harrah’s Entertainment Inc.	38,002	3,240,051
Hilton Hotels Corp.	78,966	2,642,992
Marriott International Inc. Class A	69,132	2,989,268
Starwood Hotels & Resorts Worldwide Inc.	43,821	2,939,074
Wyndham Worldwide Corp.(a)	40,648	1,473,896

		13,285,281

Machinery (0.79%):
Caterpillar Inc.	133,036	10,416,719
Cummins Inc.	21,392	2,165,084
Deere & Co.	47,258	5,705,931
Rockwell Automation Inc.	34,629	2,404,638
Terex Corp.(a)	20,858	1,695,755

		22,388,127

Manufacturing (5.20%):
Cooper Industries Ltd.	37,334	2,131,398
Danaher Corp.	48,426	3,656,163
Dover Corp.	41,899	2,143,134
Eastman Kodak Co.(b)	58,666	1,632,675
Eaton Corp.	30,481	2,834,733
General Electric Co.	2,123,872	81,301,820
Honeywell International Inc.	163,471	9,200,148
Illinois Tool Works Inc.	85,736	4,646,034

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Ingersoll-Rand Co. Class A	64,725	$3,548,224
ITT Industries Inc.	37,706	2,574,566
Leggett & Platt Inc.	36,156	797,240
Pall Corp.	25,222	1,159,960
Parker Hannifin Corp.	24,181	2,367,562
Textron Inc.	25,654	2,824,762
3M Co.	147,169	12,772,797
Tyco International Ltd.	408,157	13,791,625

		147,382,841

Media (3.12%):
CBS Corp. Class B	155,508	5,181,527
Clear Channel Communications Inc.	101,547	3,840,508
Comcast Corp. Class A(a)	641,114	18,028,126
DIRECTV Group Inc. (The)(a)	157,516	3,640,195
Dow Jones & Co. Inc.(b)	13,256	761,557
Gannett Co. Inc.	47,969	2,635,897
McGraw-Hill Companies Inc. (The)	72,401	4,929,060
Meredith Corp.	7,699	474,258
New York Times Co. Class A(b)	29,444	747,878
News Corp. Class A	478,746	10,154,203
Scripps (E.W.) Co. Class A	16,842	769,511
Time Warner Inc.	788,645	16,593,091
Tribune Co.	17,371	510,707
Viacom Inc. Class B(a)	142,773	5,943,640
Walt Disney Co. (The)(b)	413,480	14,116,207

		88,326,365

Metal Fabricate & Hardware (0.12%):
Precision Castparts Corp.	28,147	3,415,920

		3,415,920

Mining (0.69%):
Alcoa Inc.	178,478	7,233,713
Freeport-McMoRan Copper & Gold Inc.	77,012	6,378,134
Newmont Mining Corp.	92,010	3,593,911
Vulcan Materials Co.(b)	19,406	2,222,763

		19,428,521

Office & Business Equipment (0.20%):
Pitney Bowes Inc.(b)	45,076	2,110,458
Xerox Corp.(a)	196,818	3,637,197

		5,747,655

Oil & Gas (8.43%):
Anadarko Petroleum Corp.	94,940	4,935,931
Apache Corp.	67,859	5,536,616
Chesapeake Energy Corp.(b)	84,925	2,938,405
Chevron Corp.	445,651	37,541,640
ConocoPhillips	337,016	26,455,756
Devon Energy Corp.(b)	91,304	7,148,190
ENSCO International Inc.	31,162	1,901,194
EOG Resources Inc.(b)	50,067	3,657,895
Exxon Mobil Corp.	1,165,255	97,741,589
Hess Corp.	55,724	3,285,487
Marathon Oil Corp.	139,484	8,363,461
Murphy Oil Corp.	38,172	2,268,944
Nabors Industries Ltd.(a)(b)	62,218	2,076,837
Noble Corp.	27,589	2,690,479
Occidental Petroleum Corp.	174,639	10,108,105

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
Rowan Companies Inc.(b)	22,183	$909,059
Sunoco Inc.(b)	25,748	2,051,601
Transocean Inc.(a)(b)	59,764	6,333,789
Valero Energy Corp.(b)	112,874	8,336,874
XTO Energy Inc.	78,442	4,714,364

		238,996,216

Oil & Gas Services (1.57%):
Baker Hughes Inc.	66,198	5,569,238
BJ Services Co.(b)	60,173	1,711,320
Halliburton Co.	188,862	6,515,739
National Oilwell Varco Inc.(a)(b)	36,239	3,777,553
Schlumberger Ltd.	242,883	20,630,482
Smith International Inc.(b)	40,916	2,399,314
Weatherford International Ltd.(a)(b)	69,616	3,845,588

		44,449,234

Packaging & Containers (0.13%):
Ball Corp.	20,948	1,113,805
Bemis Co. Inc.	21,485	712,872
Pactiv Corp.(a)	27,728	884,246
Sealed Air Corp.(b)	32,585	1,010,787

		3,721,710

Pharmaceuticals (5.65%):
Abbott Laboratories	317,329	16,992,968
Allergan Inc.	63,276	3,647,229
AmerisourceBergen Corp.	40,540	2,005,514
Barr Pharmaceuticals Inc.(a)	21,807	1,095,366
Bristol-Myers Squibb Co.	411,191	12,977,188
Cardinal Health Inc.	81,416	5,751,226
Express Scripts Inc.(a)	55,412	2,771,154
Forest Laboratories Inc.(a)	64,716	2,954,285
Gilead Sciences Inc.(a)	191,838	7,437,559
Hospira Inc.(a)	31,677	1,236,670
King Pharmaceuticals Inc.(a)	49,069	1,003,952
Lilly (Eli) & Co.	202,991	11,343,137
Medco Health Solutions Inc.(a)	59,639	4,651,246
Merck & Co. Inc.	446,764	22,248,847
Mylan Laboratories Inc.(b)	48,862	888,800
Pfizer Inc.	1,454,943	37,202,892
Schering-Plough Corp.(b)	306,169	9,319,784
Watson Pharmaceuticals Inc.(a)	20,369	662,604
Wyeth	277,054	15,886,276

		160,076,697

Pipelines (0.41%):
El Paso Corp.(b)	144,037	2,481,758
Questar Corp.	35,056	1,852,710
Spectra Energy Corp.(b)	129,222	3,354,603
Williams Companies Inc. (The)(b)	121,831	3,852,296

		11,541,367

Real Estate (0.05%):
CB Richard Ellis Group Inc. Class A(a)	37,669	1,374,918

		1,374,918

Real Estate Investment Trusts (1.10%):
Apartment Investment & Management Co. Class A	19,785	997,560
Archstone-Smith Trust	45,468	2,687,613

Common Stocks, continued
Security	Shares	Value
Real Estate Investment Trusts, continued
AvalonBay Communities Inc.(b)	16,428	$1,952,961
Boston Properties Inc.	24,445	2,496,568
Developers Diversified Realty Corp.	26,037	1,372,410
Equity Residential	59,683	2,723,335
General Growth Properties Inc.	50,596	2,679,058
Host Hotels & Resorts Inc.(b)	106,903	2,471,597
Kimco Realty Corp.(b)	46,754	1,779,925
ProLogis(b)	52,261	2,973,651
Public Storage(b)	25,483	1,957,604
Simon Property Group Inc.(b)	45,932	4,273,513
Vornado Realty Trust(b)	26,599	2,921,634

		31,287,429

Retail (5.46%):
Abercrombie & Fitch Co. Class A(b)	18,126	1,322,835
AutoNation Inc.(a)	30,947	694,451
AutoZone Inc.(a)	10,604	1,448,718
Bed Bath & Beyond Inc.(a)(b)	57,966	2,086,196
Best Buy Co. Inc.	82,444	3,847,662
Big Lots Inc.(a)(b)	22,438	660,126
Circuit City Stores Inc.(b)	28,318	427,035
Costco Wholesale Corp.	94,173	5,511,004
CVS Caremark Corp.(b)	317,597	11,576,411
Darden Restaurants Inc.(b)	30,097	1,323,967
Dillard’s Inc. Class A(b)	12,144	436,334
Dollar General Corp.	63,536	1,392,709
Family Dollar Stores Inc.	30,816	1,057,605
Gap Inc. (The)(b)	108,320	2,068,912
Home Depot Inc.	411,456	16,190,794
Kohl’s Corp.(a)(b)	66,845	4,748,000
Limited Brands Inc.(b)	69,970	1,920,676
Lowe’s Companies Inc.	312,221	9,582,062
Macy’s Inc.(b)	94,483	3,758,534
McDonald’s Corp.	249,266	12,652,742
Nordstrom Inc.(b)	46,828	2,393,847
Office Depot Inc.(a)	56,980	1,726,494
OfficeMax Inc.	15,379	604,395
Penney (J.C.) Co. Inc.(b)	45,974	3,327,598
RadioShack Corp.	27,254	903,198
Sears Holdings Corp.(a)(b)	17,014	2,883,873
Staples Inc.	147,665	3,504,091
Starbucks Corp.(a)	154,558	4,055,602
Target Corp.	175,667	11,172,421
Tiffany & Co.(b)	27,920	1,481,435
TJX Companies Inc.(b)	92,938	2,555,795
Walgreen Co.	205,786	8,959,922
Wal-Mart Stores Inc.	503,538	24,225,213
Wendy’s International Inc.	21,496	789,978
Yum! Brands Inc.	108,944	3,564,648

		154,855,283

Savings & Loans (0.38%):
Hudson City Bancorp Inc.(b)	104,226	1,273,642
Sovereign Bancorp Inc.(b)	73,334	1,550,281
Washington Mutual Inc.(b)	186,914	7,970,013

		10,793,936

Semiconductors (2.64%):
Advanced Micro Devices Inc.(a)	112,353	1,606,648
Altera Corp.(b)	73,462	1,625,714

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Semiconductors, continued
Analog Devices Inc.	70,980	$2,671,687
Applied Materials Inc.	283,914	5,641,371
Broadcom Corp. Class A(a)(b)	95,840	2,803,320
Intel Corp.	1,198,080	28,466,381
KLA-Tencor Corp.(b)	40,629	2,232,564
Linear Technology Corp.	52,188	1,888,162
LSI Corp.(a)	158,238	1,188,367
Maxim Integrated Products Inc.(b)	65,455	2,186,852
MEMC Electronic Materials Inc.(a)	46,070	2,815,798
Micron Technology Inc.(a)(b)	154,267	1,932,966
National Semiconductor Corp.	59,855	1,692,101
Novellus Systems Inc.(a)(b)	25,459	722,272
NVIDIA Corp.(a)	73,734	3,045,952
Qlogic Corp.(a)	31,492	524,342
Teradyne Inc.(a)	39,725	698,365
Texas Instruments Inc.(b)	300,020	11,289,753
Xilinx Inc.	66,604	1,782,989

		74,815,604

Software (3.67%):
Adobe Systems Inc.(a)(b)	120,413	4,834,582
Autodesk Inc.(a)	47,291	2,226,460
Automatic Data Processing Inc.	113,346	5,493,881
BMC Software Inc.(a)(b)	41,919	1,270,146
CA Inc.	83,826	2,165,226
Citrix Systems Inc.(a)	36,633	1,233,433
Compuware Corp.(a)	50,433	598,135
Electronic Arts Inc.(a)(b)	63,021	2,982,154
Fidelity National Information Services Inc.(b)	33,273	1,806,058
First Data Corp.	156,488	5,112,463
Fiserv Inc.(a)	35,501	2,016,457
IMS Health Inc.(b)	40,862	1,312,896
Intuit Inc.(a)(b)	71,188	2,141,335
Microsoft Corp.	1,743,529	51,381,800
Novell Inc.(a)	67,649	526,986
Oracle Corp.(a)	818,310	16,128,890
Paychex Inc.(b)	69,300	2,711,016

		103,941,918

Telecommunications (6.24%):
Alltel Corp.	73,405	4,958,508
AT&T Inc.	1,277,012	52,995,998
Avaya Inc.(a)	92,122	1,551,334
CenturyTel Inc.	23,396	1,147,574
Ciena Corp.(a)(b)	17,352	626,928
Cisco Systems Inc.(a)	1,252,336	34,877,558
Citizens Communications Co.(b)	67,725	1,034,161
Corning Inc.(a)(b)	323,114	8,255,563
Embarq Corp.	30,493	1,932,341
JDS Uniphase Corp.(a)(b)	43,199	580,163
Juniper Networks Inc.(a)(b)	116,791	2,939,629
Motorola Inc.	485,793	8,598,536
QUALCOMM Inc.	343,210	14,891,882
Qwest Communications International Inc.(a)(b)	328,410	3,185,577
Sprint Nextel Corp.	595,638	12,335,663
Tellabs Inc.(a)	89,351	961,417
Verizon Communications Inc.	598,645	24,646,215
Windstream Corp.	97,365	1,437,107

		176,956,154

Common Stocks, continued
Security	Shares	Value
Textiles (0.04%):
Cintas Corp.	27,820	$1,096,943

		1,096,943

Toys, Games & Hobbies (0.11%):
Hasbro Inc.	33,232	1,043,817
Mattel Inc.	79,486	2,010,201

		3,054,018

Transportation (1.64%):
Burlington Northern Santa Fe Corp.	73,439	6,252,596
C.H. Robinson Worldwide Inc.	34,894	1,832,633
CSX Corp.	89,239	4,022,894
FedEx Corp.	63,159	7,008,754
Norfolk Southern Corp.	81,109	4,263,900
Ryder System Inc.	12,552	675,298
Union Pacific Corp.	55,535	6,394,855
United Parcel Service Inc. Class B	219,606	16,031,238

		46,482,168

Total Common Stocks (Cost: $2,232,475,624)		2,760,573,948

Short-Term Investments (11.44%):
Security	Shares or Principal	Value
Money Market Funds (11.33%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	69,565,294	69,565,294
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	251,446,245	251,446,245

		321,011,539

U.S. Treasury Obligations (0.11%):
U.S. Treasury Bill 4.70%, 09/27/07(f)(g)	$3,150,000	3,114,374

		3,114,374

Total Short-Term Investments (Cost: $324,126,366)		324,125,913

Total Investments in Securities (108.85%) (Cost: $2,556,601,990)		3,084,699,861

Other Assets, Less Liabilities (-8.85%)		(250,885,230)

Net Assets (100.00%)		$2,833,814,631

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2007 (Unaudited)

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/21/07)	959	$72,663,430	$(1,598,473)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocation June 30, 2007 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Financial	$576,301,009	20.34%
Consumer Non-Cyclical	543,061,158	19.16
Communications	319,381,762	11.27
Industrial	319,270,900	11.27
Technology	301,917,014	10.65
Energy	299,304,938	10.56
Consumer Cyclical	229,501,942	8.10
Utilities	94,452,482	3.33
Basic Materials	77,382,743	2.73
Futures Contracts	(1,598,473)	(0.05)
Short-Term and Other Net Assets	74,839,156	2.64

TOTAL	$2,833,814,631	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
June 30 2007 (Unaudited)
Assets
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,235,590,451)	$2,763,688,322
Affiliated issuers (Cost: $321,011,539) (Note 2)	321,011,539

Total value of investments (Total cost: $2,556,601,990 )	3,084,699,861
Receivables:
Investment securities sold	1,708,139
Dividends and interest	3,282,404

Total Assets	3,089,690,404

Liabilities
Payables:
Investment securities purchased	4,205,429
Due to broker — variation margin	82,191
Collateral for securities on loan (Note 4)	251,446,245
Investment advisory fees (Note 2)	111,922
Accrued expenses (Note 2)	29,986

Total Liabilities	255,875,773

Net Assets	$2,833,814,631

(a)	Securities on loan with market value of $245,589,378. See Note 4.

Statement of Operations
For the Six Months Ended June 30 2007 (Unaudited)
Net Investment Income
Dividends from unaffiliated issuers	$26,224,105
Interest from unaffiliated issuers	56,079
Interest from affiliated issuers (Note 2)	1,149,015
Securities lending income from unaffiliated issuers	97,865
Securities lending income from affiliated issuers (Note 2)	45,283

Total investment income	27,572,347

Expenses (Note 2)
Investment advisory fees	699,964
Professional fees	21,785
Independent trustees’ fees	7,374

Total expenses	729,123
Less expense reductions (Note 2)	(29,159)

Net expenses	699,964

Net investment income	26,872,383

Realized and Unrealized Gain (loss)
Net realized loss from sale of investments in unaffiliated issuers	(1,386,808)
Net realized gain from in-kind redemptions	53,910,341
Net realized gain on futures contracts	2,558,725
Net change in unrealized appreciation (depreciation) of investments	111,661,626
Net change in unrealized appreciation (depreciation) of futures contracts	(1,560,695)

Net realized and unrealized gain	165,183,189

Net Increase in Net Assets Resulting From Operations	$192,055,572

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
	(Unaudited)
Increase (Decrease) In Net Assets
Operations:
Net investment income	$6,872,383	$48,133,776
Net realized gain (loss)	55,082,258	(46,155,589)
Net change in unrealized appreciation (depreciation)	110,100,931	364,703,698

Net increase in net assets resulting from operations	192,055,572	366,681,885

Interestholder transactions:
Contributions	405,486,231	725,880,991
Withdrawals	(491,176,502)	(773,639,196)

Net decrease in net assets resulting from interestholder transactions	(85,690,271)	(47,758,205)

Increase in net assets	106,365,301	318,923,680
Net Assets:
Beginning of period	2,727,449,330	2,408,525,650

End of period	$2,833,814,631	$2,727,449,330

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to Financial Statements

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the Master Portfolio may include a

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

return of capital that is estimated by the management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2007, the cost of investments for federal income tax purposes for the Master Portfolio was $2,604,285,144. Net unrealized appreciation aggregated $480,414,717, of which $663,493,538 represented gross unrealized appreciation on securities and $183,078,821 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2007, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,150,000 for initial margin requirements on outstanding futures contracts.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA credited investment advisory fees for the Master Portfolio in the amount of $29,159.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2007, BGI earned $143,148 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2007, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Master Portfolio were $74,649,818 and $24,668,028, respectively, for the six months ended June 30, 2007.

For the six months ended June 30, 2007, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $129,169,877. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2007 are disclosed in the Master Portfolio’s Statement of Operations.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended June 30, 2007, the Master Portfolio received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less than from the date of acquisition.

The market value of the securities on loan as of June 30, 2007 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolio’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This

Continued

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

(Unaudited)

interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolio did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio’s financial statement disclosures.

6.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
	(Unaudited)
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		0.05%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.92%		1.93%	1.84%	1.91%	1.74%	1.57%
Portfolio turnover rate(b)	3%		14%	10%	14%	8%	12%
Total return	6.96	%(c)	15.75%	4.87%	10.82%	28.52%	(22.05)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index, as applicable. The Board noted that the Master Portfolio, net expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2006, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods (or since inception) ended December 31, 2006, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds S&P 500 Stock Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee and the overall expenses for the Master Portfolio were generally lower than the advisory fee rates and overall expenses of the funds in its respective Lipper Expense Group. Based

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

08/06

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date March 6, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date March 6, 2008

*	Print the name and title of each signing officer under his or her signature.